Basis of preparation (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Basis of preparation [Abstract]
Disclosure of Information About Financial Statements and Amounts of Affiliated Entities Explanatory [Text Block]
The following financial statement balances and amounts of the affiliated entities were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	2017 RMB	2018 RMB
Total current assets	376,729	848,028
Total non-current assets	805,910	710,464
Total assets	1,182,639	1,558,492
Total current liabilities	197,473	396,238
Total liabilities	197,473	396,238

	2016 RMB	2017 RMB	2018 RMB
Net revenue	653,753	853,247	1,110,470
Profit before tax	112,571	165,300	221,057